COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
COMMITMENTS AND CONTINGENCIES.
Rent expense	$ 49,000	$ 212,000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	43,826	153,206
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$ 36,361	$ 274,531